Investments	12 Months Ended
Dec. 31, 2022
Investments
Investments

16 Investments

Equity-accounted investments

	2022				2021
(€ million)	Investments in unconsolidated entities controlled by Eni	Joint ventures	Associates	Total	Investments in unconsolidated entities controlled by Eni	Joint ventures	Associates	Total
Carrying amount - beginning of the year	44	2,057	3,786	5,887	80	2,832	3,837	6,749
Additions and subscriptions	21	900	686	1,607	1	558	103	662
Divestments and reimbursements	(2)	(1)	(477)	(480)	(21)	(231)	(133)	(385)
Share of profit of equity-accounted investments	5	474	1,684	2,163	6	31	165	202
Share of loss of equity-accounted investments	(6)	(197)	(82)	(285)	(3)	(910)	(381)	(1,294)
Deduction for dividends	(3)	(483)	(708)	(1,194)	(25)	(586)	(16)	(627)
Changes in the scope of consolidation	5	(710)	(1,122)	(1,827)	5	355		360
Currency translation differences	2	(231)	230	1	2	83	296	381
Other changes	(16)	5,256	980	6,220	(1)	(75)	(85)	(161)
Carrying amount - end of the year	50	7,065	4,977	12,092	44	2,057	3,786	5,887

Acquisitions and share capital increases mainly related for: (i) €624 million to the capital increase of Saipem SpA; (ii) for €306 million to the partnership agreement for the purchase of a 25% stake in the joint venture Qatar Liquefied Gas Company Limited (9) (Eni's interest 25%) which holds a 12.5% interest in the North Field East project (NFE) to ensure Eni a 3.125% stake in the project for the development of the country's natural gas reserves by building a multi-train liquefaction plant with a combined capacity of 32 MTPA; (iii) for €161 million to the acquisition from Equinor and SSE Renewables of a 20% stake in Doggerbank Offshore Wind Farm Project 3 Holdco Ltd which is developing the homonymous offshore wind project in the British North Sea. In 2022, the interest was contributed to the Norwegian joint venture Vårgrønn AS (Eni's interest 65%).

Divestments and reimbursement related to: (i) a capital repayment made by Angola LNG Ltd for €375 million; (ii) the sale of a 6% in Vår Energi ASA with a book value of €91 million following the listing through an IPO at the Oslo Stock Exchange and a subsequent private placement among insitutional investors.

Eni’s share of the results of entities accounted for under the equity method mainly comprised a profit at: (i) Vår Energi ASA for €691 million; (ii) Azule Energy Holdings Ltd for €455 million; (iii) Abu Dhabi Oil Refining Company (TAKREER) for €359 million; (iv) Angola LNG Ltd of €290 million; (v) ADNOC Global Trading Ltd for €170 million; (vi) Coral FLNG SA for €140 million.

Losses of equity-accounted investments included: (i) Saipem SpA for €82 million; (ii) Mozambique Rovuma Venture SpA for €72 million; (iii) Novamont SpA for €53 million.

Reduction for dividends related for €475 million to Azule Energy Holdings Ltd, for €469 million to Vår Energi ASA, for €142 million to Abu Dhabi Oil Refining Company (TAKREER) and for €54 million to ADNOC Global Trading Ltd.

Changes in the scope of consolidation referred for €1,122 million to Angola LNG Ltd, which was contributed to Azule Energy Holdings Ltd and for €731 million to Dogger Bank (A, B and C) which were contributed to the Vårgrønn AS joint venture. Business combinations are commented on in note 5 - Business combinations and other significant transactions.

Other changes included the inclusion of the joint venture Azule Energy Holdings Ltd for €5,352 million and the joint venture Vårgrønn AS for €374 million.

Net carrying amounts related to the following companies:

	December 31, 2022		December 31, 2021
(€ million)	Net carrying amount	% of the investment	Net carrying amount	% of the investment
Investments in unconsolidated entities controlled by Eni
Eni BTC Ltd	1	100.00	2	100.00
Other	49		42
	50		44
Joint ventures
Azule Energy Holdings Ltd	5,073	50.00
Saipem SpA	645	31.20	137	31.20
Cardón IV SA	433	50.00	279	50.00
Vårgrønn AS	370	65.00	3	69.60
Mozambique Rovuma Venture SpA	308	35.71	355	35.71
GreenIT SpA	74	51.00	9	51.00
Lotte Versalis Elastomers Co Ltd	41	50.00	54	50.00
Hergo Renewables SpA	33	65.00
Società Oleodotti Meridionali - SOM SpA	29	70.00	27	70.00
Vår Energi AS			645	69.85
Doggerbank Offshore Wind Farm Project 1 Holdco Ltd			246	20.00
Doggerbank Offshore Wind Farm Project 2 Holdco Ltd			238	20.00
Other	59		64
	7,065		2,057
Associates
Abu Dhabi Oil Refining Company (Takreer)	2,497	20.00	2,151	20.00
Vår Energi ASA	763	63.08
Coral FLNG SA	330	25.00	156	25.00
Qatar Liquefied Gas Company Limited (9)	302	25.00
Novamont SpA	255	35.00
ADNOC Global Trading Ltd	158	20.00	42	20.00
Novis Renewables Holdings Llc	74	49.00	75	49.00
Bluebell Solar Class A Holdings II Llc	73	99.00	71	99.00
United Gas Derivatives Co	72	33.33	75	33.33
Angola LNG Ltd			1,084	13.60
Other	453		132
	4,977		3,786
	12,092		5,887

The stake held in Vår Energi ASA was reclassified from joint venture to associate following the listing through an IPO at the Oslo stock exchange. The investment in Novamont SpA was reclassified from other investment to associate following the agreement reached between Eni and Novamont which settled all pending disputes over the management of the Matrìca joint venture, engaged in the development of renewable chemical feedstocks, with an increase in Eni equity investment in Novamont.

The results of equity-accounted investments by segment are disclosed in note 35 – Segment information and information by geographical area.

The carrying amounts of equity-accounted investments included differences between the purchase price of acquired interests and their underlying book value of net assets amounting to €74 million.

As at 31 December 2022, the book and market values of Saipem SpA and Vår Energi ASA, listed on the Italian and the Norwegian stock exchange, respectively, were as follows:

	Saipem SpA	Vår Energi ASA
Number of ordinary shares held	622,476,192	1,574,616,035
% of the investment	31.20	63.08
Share price (€)	1.12750	3.19470
Market value (€ million)	702	5,030
Book value (€ million)	645	763

At December 31, 2022, the market capitalization of Saipem share exceeded the book value of the investment by €57 million, in line with the corresponding fraction of the investee's book equity.

At December 31, 2022, the market capitalization of the Vår Energi ASA share for Eni's stake is €4,267 million higher than the book value of the investment.

Additional information is included in note 37 – Other information about investments.

Other investments

(€ million)	2022	2021
Carrying amount - beginning of the year	1,294	957
Additions and subscriptions	68	175
Change in the fair value with effect to OCI	56	105
Currency translation differences	42	57
Other changes	(258)
Carrying amount - end of the year	1,202	1,294

The fair value of the main non-controlling interests in non-listed investees on regulated markets, classified within level 3 of the fair value hierarchy, was estimated based on a methodology that combines future expected earnings and the sum-of-the-parts methodology (so-called residual income approach) and takes into account, inter alia, the following inputs: (i) expected net profits, as a gauge of the future profitability of the investees, derived from the business plans, but adjusted, where appropriate, to include the assumptions that market participants would incorporate; (ii) the cost of capital, adjusted to include the risk premium of the specific country in which each investee operates. A stress test based on a 1% change in the cost of capital considered in the valuation did not produce significant changes at the fair value valuation.

Dividend income from these investments is disclosed in note 32 – Income (expense) from investments.

Other changes comprised the reclassification to associates of Novamont SpA for €220 million.

The investment book value as of December 31, 2022 primarily related to Nigeria LNG Ltd for €668 million (€637 million at December 31, 2021) and Saudi European Petrochemical Co “IBN ZAHR” for €108 million (€124 million at December 31, 2021).